Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC Rules, we are providing the following information about the relationship between certain executive compensation and certain financial performance of our Company, illustrating pay versus performance, or PVP. For its Company Selected Measure (“CSM”) and an additional measure to show in this table, the Company has chosen Adjusted Free Cash Flow and Adjusted EBITDA, respectively.
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income $ millions	Adjusted Free Cash Flow $ millions	Adjusted EBITDA $ millions
					Total Shareholder Return	S&P 500 IT

2023	$41,295,585	$58,797,192	$4,574,182	$7,665,126	$157	$219	$1,384	$1,962	$2,511

2022	$21,893,365	$8,358,572	$6,063,861	$3,431,516	$124	$139	$4,545	$1,490	$2,170

2021	$21,532,055	$34,591,237	$6,036,612	$8,448,612	$140	$194	$1,153	$1,598	$1,944

2020	$19,078,951	$36,516,078	$4,984,588	$9,144,533	$122	$144	$950	$1,273	$1,590

(1)	The principal executive officer (“PEO”) for each of 2023, 2022, 2021 and 2020 (each a “Covered Year”) is L. Neil Hunn.

(2)
The
non-PEO
named executive officers (the “other NEOs”) for each Covered Year are Jason P. Conley, Robert C. Crisci and John K. Stipancich. Mr. Crisci served as Chief Financial Officer until February 1, 2023, at which time Mr. Conley began serving as Chief Financial Officer.

(3)
Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted
(non-GAAP)
basis. Reconciliations of these
non-GAAP
financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations, Tables 1 and 2”.

Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”)
totals
as follows:

Item and Value—Added (Deducted)	2023

For PEO:

-SCT “Stock Awards” column value	(13,982,907)

-SCT “Option Awards” column value	(4,632,002)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	25,286,777

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	8,470,421

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	2,359,319

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(2,415,028)

-SCT “Option Awards” column value	(800,020)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,367,374

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	1,662,753

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	275,866

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	The
non-PEO
	named executive officers (the “other NEOs”) for each Covered Year are Jason P. Conley, Robert C. Crisci and John K. Stipancich. Mr. Crisci served as Chief Financial Officer until February 1, 2023, at which time Mr. Conley began serving as Chief Financial Officer.
PEO Total Compensation Amount	$ 41,295,585	$ 21,893,365	$ 21,532,055	$ 19,078,951
PEO Actually Paid Compensation Amount	$ 58,797,192	8,358,572	34,591,237	36,516,078
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”)
totals
as follows:

Item and Value—Added (Deducted)	2023

For PEO:

-SCT “Stock Awards” column value	(13,982,907)

-SCT “Option Awards” column value	(4,632,002)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	25,286,777

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	8,470,421

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	2,359,319

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(2,415,028)

-SCT “Option Awards” column value	(800,020)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,367,374

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	1,662,753

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	275,866

Non-PEO NEO Average Total Compensation Amount	$ 4,574,182	6,063,861	6,036,612	4,984,588
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,665,126	3,431,516	8,448,612	9,144,533
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”)
totals
as follows:

Item and Value—Added (Deducted)	2023

For PEO:

-SCT “Stock Awards” column value	(13,982,907)

-SCT “Option Awards” column value	(4,632,002)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	25,286,777

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	8,470,421

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	2,359,319

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	(2,415,028)

-SCT “Option Awards” column value	(800,020)

+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	4,367,374

+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	1,662,753

+/- change in fair value (from prior year-end to vesting date) of equity awards granted prior to Covered Year and vested in Covered Year	275,866

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

(1)	In 2022, the Company’s Net Income included a gain of $3,356 million related to the disposition of discontinued operations, net of tax.

(2)
In 2023, the Compensation Actually Paid to the PEO includes $17.8 million earned under the five-year CEO Special Long-Term Cash Incentive, plus $1.33 million in a company matching amount based on his deferral of a portion of such award, as described above in the CD&A under “CEO Special Long-Term Cash Incentive.”

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers for 2023 to our performance:

Adjusted Free Cash Flow
Adjusted EBITDA
Adjusted Net Earnings

Total Shareholder Return Amount	$ 157	124	140	122
Peer Group Total Shareholder Return Amount	219	139	194	144
Net Income (Loss)	$ 1,384,000,000	$ 4,545,000,000	$ 1,153,000,000	$ 950,000,000
Company Selected Measure Amount	1,962,000,000	1,490,000,000	1,598,000,000	1,273,000,000
PEO Name	L. Neil Hunn
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted
(non-GAAP)
basis. Reconciliations of these
non-GAAP
	financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations, Tables 1 and 2”.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	2,511,000,000	2,170,000,000	1,944,000,000	1,590,000,000
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Earnings
PEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,982,907)
PEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,632,002)
PEO | Covered YearEnd Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,286,777
PEO | Change In Fair Value Of Outstanding Equity Awards Granted Prior To Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,470,421
PEO | Change In Fair Value Of Equity Awards Granted Prior To Covered Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,359,319
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,415,028)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,020)
Non-PEO NEO | Covered YearEnd Fair Value Of Outstanding Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,367,374
Non-PEO NEO | Change In Fair Value Of Outstanding Equity Awards Granted Prior To Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,662,753
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted Prior To Covered Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 275,866